Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve
Share capital and capital reserve

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Unlimited number of Founder Preferred Shares with nil nominal value issued at $10 per share	n/a	n/a
Issued and fully paid:
174,229,051 (December 31, 2017: 165,291,546) Ordinary Shares with nil nominal value	1,751.7	1,626.9
1,500,000 (December 31, 2016: 1,500,000) Founder Preferred Shares with nil nominal value	10.6	10.6
Total share capital and capital reserve	1,762.3	1,637.5
Listing and share transaction costs	(13.8)	(13.8)
Total net share capital and capital reserve	1,748.5	1,623.7

Ordinary Shares

Issued and Repurchased Ordinary shares (in millions)
Balance at December 31, 2016	182.1
Shares repurchased and canceled in the year	(16.8)
Balance at December 31, 2017	165.3
Shares issued in the year	8.9
Balance at December 31, 2018	174.2

Summary of Listing and Share Transaction Costs

€m
At December 31, 2016	13.3
Placement fees	0.5
At December 31, 2017 and 2018	13.8